Issued Capital and Reserves - Summary of Weighted-Average Number of Common Shares Outstanding (Detail) - shares										12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 29, 2020	Dec. 30, 2019	Dec. 26, 2019	Dec. 25, 2019	Dec. 24, 2019	Dec. 23, 2019	Dec. 20, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Number Of Weighted Average Shares Outstanding [Abstract]
Shares outstanding	404,776,126	404,776,126	415,251,749	415,556,251	415,756,171	415,881,411	416,005,348	416,119,371	416,270,745	404,776,126	404,776,126	415,251,749
Fraction of period	365 days	93 days	273 days	5 days	1 day	1 day	1 day	3 days	354 days	365 days	366 days	365 days
Weighted-average number of shares	404,776,126	102,852,950	309,736,960	5,692,551	1,139,058	1,139,401	1,139,741	3,420,159	403,725,599	404,776,126	412,589,910	416,256,510